N-2 - USD ($)				6 Months Ended	12 Months Ended
		Jun. 30, 2026	May 29, 2026	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Cover [Abstract]
Entity Central Index Key				0001362481
Amendment Flag				false
Document Type				N-CSRS
Entity Registrant Name				abrdn Global Dynamic Dividend Fund
Document Period End Date				Apr. 30, 2026
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]				The primary investment objective for AGD is to seek high current dividend income, more than 50% of which qualifies for the reduced federal income tax rates created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The primary investment objective for AOD is to seek high current dividend income. The Funds also focus on long-term growth of capital as a secondary investment objective.
Risk Factors [Table Text Block]
8.  Portfolio Investment Risks
a.  Dividend Strategy Risk:
There is no guarantee that the issuers of the stocks held by the Funds will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Funds' emphasis on dividend paying stocks could cause the Funds to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. The Funds may hold securities for short periods of time related to the dividend payment periods and may experience loss during these periods.

b.  Emerging Markets Risk:
The Funds are subject to emerging market risk. This is a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below). Additional risks associated with investing in emerging markets include, among other things, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, loss resulting from problems in share registration and custody, and in the nationalization of foreign deposits or assets.
c.  Equity Securities Risk:
The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry) or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline). Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common shareholders' claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.
d.  Foreign Currency Exposure Risk:
The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Funds more greatly to the extent the Funds do not hedge their currency risk, or hedging techniques used by the Adviser are unsuccessful.
e.  Foreign Securities Risk:
Foreign countries in which the Funds may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Funds' investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Funds focus their investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
f.  Issuer Risk
The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services. In an increasingly interconnected financial market, the adverse changes in the financial conditions of one issuer may negatively affect other issuers.
g.  Leverage Risk:
The Funds may use leverage to purchase securities. Increases and decreases in the value of the Funds' portfolio will be magnified when the Funds use leverage. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
h.  Management Risk:
The Funds are subject to the risk that the Adviser may make poor security selections. The Adviser and its portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Funds and there can be no guarantee that these decisions will achieve the desired results for the Funds. In addition, the Adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

i.  Market Events Risk:
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the Fed or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, war, terrorism, natural disasters, public health issues such as pandemics or epidemics, and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may be negatively affected. In addition, any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the world economy, which in turn could adversely affect the Fund's investments.
j.  Mid-Cap Securities Risk
Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.
k.  Non-U.S. Taxation Risk
Income, proceeds and gains received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries, which will reduce the return on those investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes.
If, at the close of its taxable year, more than 50% of the value of a Fund’s total assets consists of securities of foreign corporations, including for this purpose foreign governments, the Fund will be permitted to make an election under the Code that will allow shareholders a deduction or credit for foreign taxes paid by the Fund. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of such foreign taxes is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. If a Fund does not qualify for or chooses not to make such an election, shareholders will not be entitled separately to claim a credit or deduction for U.S. federal income tax purposes with respect to foreign taxes paid by the Fund; in that case the foreign tax will nonetheless reduce the Fund’s taxable income. Even if a Fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the Fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.

l.  Portfolio Turnover Risk:
The Funds may engage in active and frequent trading of portfolio securities to achieve their investment objectives. High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.
m.  Qualified Dividend Income Tax Risk
Favorable U.S. federal tax treatment of Fund distributions may be adversely affected, changed or repealed by future changes in tax laws.

n.  Sector Risk:
To the extent that the Funds have a significant portion of their assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Funds may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Information Technology Sector Risk. To the extent that the information technology sector represents a significant portion of a Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, competition for the services of qualified personnel and reduced availability of financing options. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
o.  Small-Cap Securities Risk
Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

p.  Valuation Risk:
The price that the Funds could receive upon the sale of any particular portfolio investment may differ from the Funds' valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Funds, and the Funds could realize a greater than expected loss or lower than expected gain upon the sale of the investment. The Funds' ability to value their investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Annual Dividend Payment		$ (0.12)	$ (0.12)	$ (0.72)	$ (1.32)	$ (0.93)	$ (0.78)	$ (0.78)	$ (0.78)
Lowest Price or Bid				10.44
Highest Price or Bid				12.81
Lowest Price or Bid, NAV				11.09
Highest Price or Bid, NAV				$ 12.3
Highest Price or Bid, Premium (Discount) to NAV [Percent]				6.40%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(6.03%)
Share Price				$ 12.25	11.63	10.16	8.4	8.92	12.01
NAV Per Share				$ 12.14	$ 11.63	$ 11.15	$ 9.9	$ 10.05	$ 12.95	$ 10.16
Latest Premium (Discount) to NAV [Percent]				0.91%	0.00%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
5.  Capital
As of April 30, 2026, there were 26,174,341 and 105,446,496 shares of common stock issued and outstanding of AGD and AOD, respectively.
AGD has filed a shelf registration statement with the SEC, initially effective on October 30, 2025, authorizing the Fund to issue up to $150,000,000 aggregate initial offering price of common shares of beneficial interest with no par value ("Common Shares"), preferred shares ("Preferred Shares"), promissory notes ("Notes"), subscription rights to purchase Common Shares ("Rights" and collectively with the Common Shares and Preferred Shares, "Securities") in one or more offerings in amounts, at prices and on terms set forth in one or more supplements to the initial Prospectus (each a "Prospectus Supplement"). The offering costs associated with the Fund's shelf registration statement are approximately $294,037 of which $77,235 was charged to paid-in capital upon the issuance of associated shares.
On April 1, 2026, abrdn Global Dynamic Dividend Fund  (the “Fund”) entered into an amended and restated distribution agreement (the “Distribution Agreement”) with ALPS Distributors, Inc. (the “Distributor”), pursuant to which the Fund may offer and sell up to $100,000,000 of common shares of beneficial interest with no par value (“Common Shares”), from time to time through the Distributor, in transactions deemed to be “at the market” as defined in Rule 415 under the Securities Act of 1933, as amended (the “Offering”). Under the Investment Company Act of 1940, as amended, the Fund may not sell any Common Shares at a price below the current net asset value of such common shares, exclusive of any distributing commission or discount. Pursuant to the Distribution Agreement, the Distributor may enter into sub-placement agent agreements with one or more selected dealers. The Distributor has entered into an amended and restated sub-placement agent agreement, dated April 1, 2026, with UBS Securities LLC relating to the Common Shares to be offered under the Distribution Agreement. The Offering is being made pursuant a prospectus supplement, dated April 1, 2026 and the accompanying prospectus, dated October 30, 2025, each of which constitute part of the Fund’s effective shelf registration statement on Form N-2 (File No. 333-290833) previously filed with the Securities and Exchange Commission.
The offering costs associated with the Fund’s at the market Offering are approximately $47,150 of which $12,385 were charged to paid-incapital upon the issuance of associated shares and $34,765 remains in prepaid expenses.
Additional shares of each Fund may be issued under certain circumstances, including pursuant to the Fund's Dividend Reinvestment and Optional Cash Purchase Plan. Additional information concerning the Dividend Reinvestment and Optional Cash Purchase Plan is included within this report.

Security Dividends [Text Block]
f.  Distributions:
The Funds intend to make regular monthly distributions of net investment income to holders of common shares. The Funds expect to pay their common shareholders annually all or substantially all of their investment company taxable income. In addition, at least annually, the Funds intend to distribute all or substantially all of their net capital gains, if any.
Distributions from net realized gains for book purposes may include short-term capital gains which are ordinary income for tax purposes. Distributions to common shareholders are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes they are reported to shareholders as return of capital.

Outstanding Security, Title [Text Block]				common stock
Outstanding Security, Held [Shares]				26,174,341
Dividend Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
a.  Dividend Strategy Risk:
There is no guarantee that the issuers of the stocks held by the Funds will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Funds' emphasis on dividend paying stocks could cause the Funds to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. The Funds may hold securities for short periods of time related to the dividend payment periods and may experience loss during these periods.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
b.  Emerging Markets Risk:
The Funds are subject to emerging market risk. This is a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below). Additional risks associated with investing in emerging markets include, among other things, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, loss resulting from problems in share registration and custody, and in the nationalization of foreign deposits or assets.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
c.  Equity Securities Risk:
The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry) or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline). Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common shareholders' claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.

Foreign Currency Exposure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
d.  Foreign Currency Exposure Risk:
The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Funds more greatly to the extent the Funds do not hedge their currency risk, or hedging techniques used by the Adviser are unsuccessful.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
e.  Foreign Securities Risk:
Foreign countries in which the Funds may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Funds' investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Funds focus their investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
f.  Issuer Risk
The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services. In an increasingly interconnected financial market, the adverse changes in the financial conditions of one issuer may negatively affect other issuers.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
g.  Leverage Risk:
The Funds may use leverage to purchase securities. Increases and decreases in the value of the Funds' portfolio will be magnified when the Funds use leverage. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
h.  Management Risk:
The Funds are subject to the risk that the Adviser may make poor security selections. The Adviser and its portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Funds and there can be no guarantee that these decisions will achieve the desired results for the Funds. In addition, the Adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

Market Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
i.  Market Events Risk:
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the Fed or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, war, terrorism, natural disasters, public health issues such as pandemics or epidemics, and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may be negatively affected. In addition, any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the world economy, which in turn could adversely affect the Fund's investments.

Mid-Cap Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]				j. Mid-Cap Securities Risk Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.
Non-U.S. Taxation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
k.  Non-U.S. Taxation Risk
Income, proceeds and gains received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries, which will reduce the return on those investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes.
If, at the close of its taxable year, more than 50% of the value of a Fund’s total assets consists of securities of foreign corporations, including for this purpose foreign governments, the Fund will be permitted to make an election under the Code that will allow shareholders a deduction or credit for foreign taxes paid by the Fund. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of such foreign taxes is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. If a Fund does not qualify for or chooses not to make such an election, shareholders will not be entitled separately to claim a credit or deduction for U.S. federal income tax purposes with respect to foreign taxes paid by the Fund; in that case the foreign tax will nonetheless reduce the Fund’s taxable income. Even if a Fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the Fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
l.  Portfolio Turnover Risk:
The Funds may engage in active and frequent trading of portfolio securities to achieve their investment objectives. High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

Qualified Dividend Income Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]				m. Qualified Dividend Income Tax Risk Favorable U.S. federal tax treatment of Fund distributions may be adversely affected, changed or repealed by future changes in tax laws.
Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
n.  Sector Risk:
To the extent that the Funds have a significant portion of their assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Funds may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Information Technology Sector Risk. To the extent that the information technology sector represents a significant portion of a Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, competition for the services of qualified personnel and reduced availability of financing options. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Small-Cap Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
o.  Small-Cap Securities Risk
Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
p.  Valuation Risk:
The price that the Funds could receive upon the sale of any particular portfolio investment may differ from the Funds' valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Funds, and the Funds could realize a greater than expected loss or lower than expected gain upon the sale of the investment. The Funds' ability to value their investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Line Of Credit Payable [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 2,192,905	$ 5,026,000	$ 8,312,000	$ 1,537,000	$ 0	$ 311,000
Senior Securities Coverage per Unit	[1]			$ 145,869	$ 58,558	$ 34,368	$ 161,213	$ 0	$ 523,384
Senior Securities, Note [Text Block]
7.  Line of Credit
Each Fund has entered into a lending agreement with BNP Paribas Prime Brokerage International Ltd. (“BNPP PB”).
AGD is allowed to borrow on an uncommitted and secured basis. The BNPP PB facility provides a secured, uncommitted line of credit for the Fund where selected Fund assets are pledged against advances made to the Fund. The Fund has granted a security interest in all pledged assets used as collateral to the BNPP PB facility. The Fund is permitted to borrow up to the maximum allowable amount under the 1940 Act, as amended, of the total assets for extraordinary or emergency purposes, which is generally, 33.33% of total assets, but may exceed that under certain market conditions. Additionally, the Fund is permitted to borrow up to 10% of the total assets for investment purposes.
AOD is allowed to borrow on a secured and committed basis. The maximum commitment amount is $300,000,000 however, the Fund may borrow up to 33.33% of its total assets on an uncommitted basis. The BNPP PB facility provides a secured, committed line of credit for the Fund where certain Fund assets are pledged against advances made to the Fund. The Fund has granted a security interest in all pledged assets used as collateral to BNPP PB.
The interest on the BNPP PB for both Funds on amounts borrowed is charged at a variable rate, which may be based on the Secured Overnight Financing Rate (“SOFR”) plus a spread. On April 30, 2026, the amount drawn on the line of credit was $2,192,905 and $31,919,155 for AGD and AOD, respectively. Either BNPP PB or a Fund may terminate its respective agreement upon delivery of written

Senior Securities Headings, Note [Text Block]				Line of Credit

[1]	Asset coverage per $1,000 is calculated by dividing total assets (less all liabilities and indebtedness not represented by senior securities) by the amount of the line of credit and then multiplying by $1,000.